EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated realized and unrealized gain on available-for-sale securities, net	$ (121)	$ 138	$ 173
Accumulated foreign currency translation adjustments	(5,243)	(327)	(776)
Accumulated unrealized gain (loss) on derivative instruments, net	17	17	17
Total other comprehensive income	$ (5,347)	$ (172)	$ (586)